UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2743

                          Scudder Strategic Income Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Strategic Income Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Principal
                                                                                                  Amount ($) (b)           Value ($)
                                                                                  --------------------------------------------------

Corporate Bonds 39.1%
Consumer Discretionary 9.2%
Adesa, Inc., 7.625%, 6/15/2012                                                                      180,000                 189,900
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                                         510,000                 505,537
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                            540,000                 540,675
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                                    275,000                 267,438
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                             569,000                 546,240
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                                305,000                 305,000
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009 (d)                                    355,000                 385,175
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                                      175,000                 191,406
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011 (d)                                                          1,175,000                 816,625
9.625%, 11/15/2009 (d)                                                                              890,000                 725,350
10.25%, 9/15/2010 (d)                                                                             1,675,000               1,742,000
Cooper Standard Automotive, Inc., 144A, 8.375%, 12/15/2014                                          435,000                 413,250
CSC Holdings, Inc., 7.875%, 12/15/2007                                                              520,000                 560,300
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                                 2,005,000               2,400,987
DIMON, Inc.:
7.75%, 6/1/2013                                                                                     385,000                 415,800
Series B, 9.625%, 10/15/2011                                                                      1,150,000               1,288,000
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                                         165,000                 169,537
Series B, 9.0%, 5/1/2009                                                          EUR                85,000                 104,692
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                         370,000                 373,700
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                          220,000                 216,689
Foot Locker, Inc., 8.5%, 1/15/2022                                                                  235,000                 262,025
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                                     665,000                 643,387
General Motors Corp., 8.25%, 7/15/2023                                                              175,000                 176,476
GNC Corp., 144A, 8.625%, 1/15/2011                                                                  165,000                 165,000
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (d)                                                   340,000                 283,900
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                                       720,000                       0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                                   405,000                 308,813
ITT Corp., 7.375%, 11/15/2015                                                                       175,000                 196,000
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                         995,000               1,116,887
Kellwood Co., 7.625%, 10/15/2017                                                                    100,000                 109,500
Levi Strauss & Co.:
144A, 9.75%, 1/15/2015                                                                              200,000                 194,500
11.625%, 1/15/2008                                                                                  105,000                 109,988
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                                   935,000                 932,662
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                                830,000                 929,600
9.75% , 6/1/2007                                                                                    260,000                 288,600
NCL Corp., 144A, 10.625%, 7/15/2014                                                                 640,000                 643,200
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008,
9.75% to 9/1/2012                                                                                   630,000                 466,200
Paxson Communications Corp., 10.75%, 7/15/2008 (d)                                                  385,000                 405,213
PEI Holding, Inc., 11.0%, 3/15/2010                                                                 555,000                 643,800
Petro Stopping Centers, 9.0%, 2/15/2012 (d)                                                         815,000                 847,600
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (d)                                                  200,000                 216,500
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                          425,000                 461,125
PRIMEDIA, Inc.:
7.665%**, 5/15/2010                                                                                 720,000                 759,600
8.875%, 5/15/2011 (d)                                                                               500,000                 527,500
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                       490,000                 505,313
Rent-Way, Inc., 11.875%, 6/15/2010                                                                  220,000                 244,200
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                         55,000                  64,488
Restaurant Co., 11.25%, 5/15/2008                                                                   608,026                 604,986
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                                  285,000                 286,425
Schuler Homes, Inc., 10.5%, 7/15/2011                                                               600,000                 685,500
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                               770,000                 473,550
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                   1,160,000               1,206,400
8.75%, 12/15/2011                                                                                   630,000                 670,950
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                                 735,000                 782,775
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                             1,045,000               1,004,506
True Temper Sports, Inc., 8.375%, 9/15/2011                                                         300,000                 285,000
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                                      385,000                 427,350
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                                515,000                 602,550
11.75%, 2/15/2013                                                                 EUR               220,000                 346,952
United Auto Group, Inc., 9.625%, 3/15/2012                                                          555,000                 604,950
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                        512,000                 578,560
VICORP Restaurants, Inc., 10.5%, 4/15/2011 (d)                                                      280,000                 284,900
Virgin River Casino Corp., 144A, 9.0%, 1/15/2012                                                     40,000                  41,800
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                                 670,000                 613,050
8.25%, 8/1/2010 (d)                                                                                 355,000                 356,775
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                   445,000                 476,150
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                                       875,000                 875,000
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                       1,110,000               1,090,575
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                               548,778                 561,125
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                                      675,000                 671,625
                                                                                                                       ------------
                                                                                                                         37,191,832

Consumer Staples 1.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                            263,000                 273,520
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                        305,000                 301,950
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                                           180,000                 183,600
144A, 9.75%, 8/1/2011 (d)                                                                           620,000                 561,100
National Beef Packing Co., 10.5%, 8/1/2011                                                          140,000                 143,150
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014 (d)                                                              425,000                 131,750
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012                                                         240,000                 250,800
Pinnacle Foods Holding Corp.,
144A, 8.25%, 12/1/2013 (d)                                                                          503,000                 460,245
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                     505,000                 500,581
Rite Aid Corp., 11.25%, 7/1/2008                                                                    720,000                 774,900
Standard Commercial Corp., 8.0%, 4/15/2012                                                          255,000                 262,013
Swift & Co., 12.5%, 1/1/2010 (d)                                                                    495,000                 561,825
Wornick Co., 10.875%, 7/15/2011                                                                     415,000                 448,200
                                                                                                                       ------------
                                                                                                                          4,853,634

Energy 2.7%
Avista Corp., 9.75%, 6/1/2008                                                                       720,000                 828,852
Belden & Blake Corp., 144A, 8.75%, 7/15/2012                                                        530,000                 533,312
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                                   520,000                 540,800
9.0%, 8/15/2012                                                                                     280,000                 317,100
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                                       275,000                 272,938
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                                110,000                 102,300
7.125%, 5/15/2018                                                                                   540,000                 457,650
7.625%, 10/15/2026 (d)                                                                              175,000                 145,687
144A, 9.875%, 7/15/2010                                                                             640,000                 700,800
Edison Mission Energy, 7.73%, 6/15/2009                                                           1,245,000               1,319,700
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                   740,000                 769,600
Mission Resources Corp., 9.875%, 4/1/2011                                                           505,000                 544,137
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                               695,000                 701,950
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (d)                                           220,000                 180,400
Pemex Project Funding Master Trust:
6.375%, 8/5/2016                                                                  EUR               100,000                 142,652
144A, 9.5%, 9/15/2027                                                                               500,000                 640,000
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                                         430,000                 478,375
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                                             280,000                 273,700
8.25%, 12/15/2011                                                                                   720,000                 774,000
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                                   685,000                 787,750
8.75%, 3/15/2032                                                                                    360,000                 432,000
                                                                                                                       ------------
                                                                                                                         10,943,703

Financials 6.9%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                                425,000                 282,625
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                         800,000                 824,000
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009                                                                 286,000                 308,165
AmeriCredit Corp., 9.25%, 5/1/2009                                                                1,115,000               1,195,837
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                               235,000                 147,118
BF Saul (REIT), 7.5%, 3/1/2014                                                                      750,000                 772,500
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                             179,879                 179,879
144A, 16.0%, 5/15/2012                                                                              183,515                 201,867
Dow Jones CDX, 144A, Series 3-1, 7.75%, 12/29/2009 (d)                                            8,000,000               8,130,000
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                      795,000                 854,625
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                                  815,000                 984,245
FINOVA Group, Inc., 7.5%, 11/15/2009                                                              4,083,650               1,878,479
General Motors Acceptance Corp., 6.75%, 12/1/2014                                                   180,000                 176,478
LNR Property Corp., 7.625%, 7/15/2013                                                               235,000                 269,075
Poster Financial Group, Inc., 8.75%, 12/1/2011                                                      630,000                 637,087
PXRE Capital Trust I, 8.85%, 2/1/2027                                                               445,000                 445,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                       365,000                 295,650
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                    235,000                 274,950
Radnor Holdings Corp., 11.0%, 3/15/2010                                                             475,000                 431,063
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                                         290,000                 256,346
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012                                            5,750,000               6,656,965
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                           110,000                 116,600
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                                 665,000                 588,525
UAP Holdings Corp., 144A, Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                                295,000                 236,000
UGS Corp., 144A, 10.0%, 6/1/2012                                                                    575,000                 641,125
Universal City Development, 11.75%, 4/1/2010                                                        760,000                 893,000
                                                                                                                       ------------
                                                                                                                         27,677,204

Health Care 1.4%
AmeriPath, Inc., 10.5%, 4/1/2013                                                                    205,000                 214,225
AmerisourceBergen Corp., 7.25%, 11/15/2012                                                           10,000                  11,025
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                                475,000                 477,375
Curative Health Services, Inc., 10.75%, 5/1/2011                                                    305,000                 274,500
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                        265,000                 266,325
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                               455,000                 455,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                                720,000                 758,700
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                                     240,000                 246,000
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                                      370,000                 368,150
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                       350,000                 322,000
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                                 1,495,000               1,341,763
144A, 9.25%, 2/1/2015                                                                               585,000                 585,000
Warner Chilcott Corp., 144A, 8.75%, 2/1/2015                                                        480,000                 493,200
                                                                                                                       ------------
                                                                                                                          5,813,263

Industrials 5.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                                  585,000                 631,800
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                              440,000                 460,900
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                                      1,530,000               1,396,125
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                           157,000                 182,905
Avondale Mills, Inc., 144A, 9.0%, 7/1/2012                                                          490,000                 465,500
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                     655,000                 560,025
9.25%, 5/1/2021                                                                                     190,000                 197,600
Cenveo Corp., 7.875%, 12/1/2013 (d)                                                                 645,000                 564,375
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                            925,000                 980,500
Collins & Aikman Products, 10.75%, 12/31/2011 (d)                                                   475,000                 470,250
Congoleum Corp., 8.625%, 8/1/2008 *                                                                 260,000                 262,600
Continental Airlines, Inc., 8.0%, 12/15/2005 (d)                                                    170,000                 167,025
Cornell Companies, Inc., 10.75%, 7/1/2012                                                           520,000                 556,400
Corrections Corp. of America, 9.875%, 5/1/2009                                                      665,000                 731,500
Dana Corp., 7.0%, 3/1/2029                                                                          625,000                 620,852
Delta Air Lines, Inc., 8.3%, 12/15/2029 (d)                                                         360,000                 142,200
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013 (d)                                                  110,000                  96,800
Erico International Corp., 8.875%, 3/1/2012                                                         415,000                 427,450
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                                            175,000                 134,750
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                                          735,000                 709,275
GS Technologies Operating Co., Inc., 12.0%, 9/1/2024 *                                              269,411                     674
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                        855,000                 953,325
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                         60,000                  67,200
Kansas City Southern:
7.5%, 6/15/2009                                                                                     680,000                 707,200
9.5%, 10/1/2008                                                                                     835,000                 937,287
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                         965,000                 936,050
Laidlaw International, Inc., 10.75%, 6/15/2011                                                      540,000                 621,000
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                              870,000                 854,775
9.25%, 6/15/2008 (d)                                                                                820,000                 910,200
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                                       393,000                 378,263
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                                   445,000                 447,781
Ship Finance International Ltd., 8.5%, 12/15/2013                                                   630,000                 642,600
SPX Corp.:
6.25%, 6/15/2011 (d)                                                                                170,000                 181,900
7.5%, 1/1/2013                                                                                      670,000                 735,325
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                                     260,000                 260,000
10.375%, 7/1/2012                                                                                   610,000                 680,150
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                               350,000                 406,875
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                          385,000                 373,450
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                                     500,000                 491,250
7.0%, 2/15/2014 (d)                                                                                 700,000                 651,000
Westlake Chemical Corp., 8.75%, 7/15/2011                                                           270,000                 300,375
                                                                                                                       ------------
                                                                                                                         21,295,512

Information Technology 0.6%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                          470,000                 506,425
Itron, Inc., 144A, 7.75%, 5/15/2012                                                                 335,000                 335,838
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                              1,445,000               1,289,662
7.25%, 7/15/2006 (d)                                                                                195,000                 202,800
Spheris, Inc., 144A, 11.0%, 12/15/2012                                                              130,000                 134,550
                                                                                                                       ------------
                                                                                                                          2,469,275

Materials 5.3%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                               530,000                 450,500
ARCO Chemical Co., 9.8%, 2/1/2020                                                                 2,230,000               2,519,900
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014 (d)                                                            1,295,000                 925,925
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                                    460,000                 504,850
Constar International, Inc., 11.0%, 12/1/2012 (d)                                                   545,000                 570,206
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                                   450,000                 483,750
13.0%, 6/15/2009                                                                                  1,035,000               1,081,575
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                                     310,000                 313,100
GEO Specialty Chemicals, Inc.:
144A, 10.125%, 8/1/2008 *                                                                           335,000                 201,000
11.06%, 12/31/2009                                                                                  161,000                 165,830
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                                   1,240,000               1,453,900
9.375%, 2/1/2013                                                                                    585,000                 673,481
Hercules, Inc.:
6.75%, 10/15/2029                                                                                   370,000                 379,250
11.125%, 11/15/2007                                                                                 532,000                 625,100
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                                  435,000                 453,488
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                                                 585,000                 687,375
Huntsman International LLC, 144A, 7.375%, 1/1/2015 (d)                                               90,000                  89,550
Huntsman LLC, 11.625%, 10/15/2010                                                                   815,000                 949,475
IMC Global, Inc., 10.875%, 8/1/2013 (d)                                                             180,000                 219,150
Intermet Corp., 9.75%, 6/15/2009 * (d)                                                              270,000                 151,200
International Steel Group, Inc., 6.5%, 4/15/2014                                                    785,000                 847,800
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                     550,000                 554,125
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                              820,000                 910,200
144A, 13.0%, 9/30/2013                                                                              428,070                 438,772
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                            745,000                 802,737
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                                    175,000                 190,313
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (d)                                              895,000                 554,900
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009                                              110,000                 102,300
11.125%, 9/1/2009                                                                                   545,000                 594,731
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                        400,000                 327,000
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                        EUR               715,000                 952,862
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                                     280,000                 288,400
TriMas Corp., 9.875%, 6/15/2012                                                                   1,240,000               1,289,600
United States Steel LLC:
9.75%, 5/15/2010                                                                                    537,000                 613,522
10.75%, 8/1/2008                                                                                     75,000                  88,688
                                                                                                                       ------------
                                                                                                                         21,454,555

Telecommunication Services 4.0%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                        225,000                 231,750
American Cellular Corp., Series B, 10.0%, 8/1/2011                                                1,375,000               1,268,437
American Tower Corp., 144A, 7.125%, 10/15/2012                                                      275,000                 276,375
AT&T Corp.:
9.05%, 11/15/2011                                                                                   570,000                 661,200
9.75%, 11/15/2031                                                                                   675,000                 859,781
Cincinnati Bell, Inc., 8.375%, 1/15/2014 (d)                                                      1,870,000               1,898,050
Crown Castle International Corp., 9.375%, 8/1/2011                                                  315,000                 349,650
Dobson Communications Corp., 8.875%, 10/1/2013                                                      515,000                 379,813
GCI, Inc., 7.25%, 2/15/2014                                                                         290,000                 288,550
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                            270,000                 283,500
LCI International, Inc., 7.25%, 6/15/2007                                                           700,000                 679,000
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                                   370,000                 319,125
MCI, Inc., 8.735%, 5/1/2014                                                                       1,705,000               1,864,844
Nextel Communications, Inc., 5.95%, 3/15/2014                                                       335,000                 347,563
Nextel Partners, Inc., 8.125%, 7/1/2011                                                             440,000                 484,000
Northern Telecom Capital, 7.875%, 6/15/2026 (d)                                                     425,000                 419,687
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                               380,000                 413,250
Qwest Corp., 7.25%, 9/15/2025                                                                     2,195,000               2,140,125
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                             725,000                 860,937
144A, 14.0%, 12/15/2014                                                                             675,000                 845,438
Rural Cellular Corp., 9.875%, 2/1/2010 (d)                                                          275,000                 292,875
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                                               175,000                 150,719
Triton PCS, Inc., 8.5%, 6/1/2013 (d)                                                                230,000                 221,375
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                            90,000                  99,225
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                        530,000                 590,950
Western Wireless Corp., 9.25%, 7/15/2013                                                             90,000                 104,850
                                                                                                                       ------------
                                                                                                                         16,331,069

Utilities 2.5%
AES Corp., 144A, 8.75%, 5/15/2013                                                                 1,105,000               1,237,600
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (d)                                         570,000                 634,125
Aquila, Inc., 14.875%, 7/1/2012                                                                     180,000                 251,100
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                                480,000                 480,000
144A, 8.5%, 7/15/2010 (d)                                                                           725,000                 569,125
CMS Energy Corp.:
7.5%, 1/15/2009                                                                                     345,000                 365,269
8.5%, 4/15/2011                                                                                      80,000                  89,300
9.875%, 10/15/2007                                                                                  335,000                 370,593
Consumers Energy Co., 6.3%, 2/1/2012                                                                210,000                 209,600
DPL, Inc., 6.875%, 9/1/2011                                                                       1,135,000               1,230,901
Midwest Generation LLC, 8.75%, 5/1/2034                                                             260,000                 290,550
Mission Energy Holding Co., 13.5%, 7/15/2008                                                        215,000                 268,213
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                         165,000                 169,804
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                          1,762,000               1,898,555
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                                     525,000                 586,688
10.0%, 10/1/2009                                                                                    730,000                 844,062
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                                   640,000                 675,200
                                                                                                                       ------------
                                                                                                                         10,170,685


Total Corporate Bonds (Cost $156,129,668)                                                                               158,200,732
                                                                                                                       ------------
Foreign Bonds - US$ Denominated 21.2%
Consumer Discretionary 1.2%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012 (d)                                  365,000                 385,075
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                              640,000                 734,400
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                     775,000                 875,750
Shaw Communications, Inc.:
7.25%, 4/6/2011 (d)                                                                                 255,000                 278,587
8.25%, 4/11/2010                                                                                  1,090,000               1,237,150
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                                765,000                 581,400
Vicap SA, 11.375%, 5/15/2007                                                                        165,000                 166,650
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                              280,000                 288,400
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                               545,000                 525,925
                                                                                                                       ------------
                                                                                                                          5,073,337

Consumer Staples 0.5%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                                450,000                 501,750
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                            1,280,000               1,280,000
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                               165,000                 171,600
                                                                                                                       ------------
                                                                                                                          1,953,350

Energy 1.1%
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                                 845,000               1,005,550
Luscar Coal Ltd., 9.75%, 10/15/2011                                                                 600,000                 672,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                      1,900,027               2,170,781
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                                                455,000                 449,312
                                                                                                                       ------------
                                                                                                                          4,297,643

Financials 0.5%
Conproca SA de CV, 12.0%, 6/16/2010                                                                 395,000                 497,700
Eircom Funding, 8.25%, 8/15/2013                                                                    515,000                 562,637
Mizuho Financial Group, 8.375%, 12/29/2049                                                          255,000                 280,934
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                      610,000                 512,400
                                                                                                                       ------------
                                                                                                                          1,853,671

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                                      90,000                  93,263
                                                                                                                       ------------
Industrials 1.0%
CP Ships Ltd., 10.375%, 7/15/2012                                                                   550,000                 638,000
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                                 1,655,000               1,766,712
11.75%, 6/15/2009                                                                                   620,000                 624,650
12.5%, 6/15/2012                                                                                     40,000                  46,600
LeGrand SA, 8.5%, 2/15/2025                                                                         515,000                 607,700
Stena AB:
144A, 7.0%, 12/1/2016                                                                               215,000                 208,013
9.625%, 12/1/2012                                                                                   175,000                 196,000
                                                                                                                       ------------
                                                                                                                          4,087,675

Information Technology 0.2%
Flextronics International Ltd., 144A, 6.25%, 11/15/2014                                             865,000                 847,700
                                                                                                                       ------------
Materials 2.0%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                         405,000                 419,175
Avecia Group PLC, 11.0%, 7/1/2009                                                                 1,225,000               1,292,375
Cascades, Inc.:
7.25%, 2/15/2013                                                                                    745,000                 778,525
144A, 7.25%, 2/15/2013                                                                               25,000                  26,125
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                                   380,000                 383,800
Citigroup Global (Severstal), 8.625%, 2/24/2009                                                     274,000                 277,233
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                           390,000                 457,275
ISPAT Inland ULC, 9.75%, 4/1/2014                                                                   619,000                 762,918
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                               940,000                 963,500
Rhodia SA, 8.875%, 6/1/2011 (d)                                                                     645,000                 661,125
Tembec Industries, Inc., 8.5%, 2/1/2011                                                           1,940,000               1,920,600
                                                                                                                       ------------
                                                                                                                          7,942,651

Sovereign Bonds 12.4%
Aries Vermogensverwaltung GmbH:
144A, Series C, 9.6%, 10/25/2014                                                                    500,000                 618,125
Series C, 9.6%, 10/25/2014                                                                        1,000,000               1,235,980
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                             1,000,000                 950,000
Dominican Republic:
9.04%, 1/23/2013                                                                                    980,000                 891,800
144A, 9.04%, 1/23/2013                                                                              225,000                 205,312
9.5%, 9/27/2006                                                                                     150,000                 146,063
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond,
LIBOR Plus .875%, Series 18YR, 3.125%**, 4/15/2012                                                  441,180                 421,592
8.875%, 10/14/2019 (d)                                                                              675,000                 696,937
9.25%, 10/22/2010                                                                                   380,000                 421,230
11.0%, 8/17/2040                                                                                  1,900,000               2,199,250
11.5%, 3/12/2008                                                                                    700,000                 817,950
14.5%, 10/15/2009                                                                                   900,000               1,180,350
Government of Ukraine:
6.875%, 3/4/2011                                                                                    300,000                 316,080
7.65%, 6/11/2013                                                                                    800,000                 877,520
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                                11,239                  10,758
Province of Ontario, 2.65%, 12/15/2006                                                            5,000,000               4,924,445
Republic of Argentina:
Series BGLO, 8.375%, 12/20/2049 *                                                                    10,000                   2,950
9.75%, 9/19/2027 *                                                                                3,449,000               1,060,567
11.375%, 3/15/2010 *                                                                              2,945,000                 890,862
Series BGL5, 11.375%, 1/30/2017 *                                                                    85,000                  27,243
11.375%, 1/30/2017 *                                                                                175,000                  55,563
11.75%, 4/7/2009 *                                                                                  735,000                 222,337
11.75%, 4/7/2009 *                                                                                  400,000                 121,000
11.75%, 6/15/2015 *                                                                                 695,000                 217,883
Series 2018, 12.25%, 6/19/2018 *                                                                    424,500                 132,656
12.375%, 2/21/2012 *                                                                              1,900,000                 593,750
Republic of Bulgaria, 8.25%, 1/15/2015                                                            3,070,000               3,887,234
Republic of Colombia:
10.75%, 1/15/2013                                                                                   600,000                 699,900
11.75%, 2/25/2020                                                                                   600,000                 759,000
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                             1,500,000               1,383,750
Republic of Philippines:
9.375%, 1/18/2017                                                                                 1,600,000               1,704,000
9.5%, 10/21/2024                                                                                    150,000                 163,125
9.51%, 2/2/2030                                                                                     700,000                 695,625
9.875%, 1/15/2019                                                                                   650,000                 689,813
Republic of Turkey:
7.25%, 3/15/2015 (d)                                                                                315,000                 324,450
7.375%, 2/5/2025                                                                                  1,700,000               1,680,875
9.0%, 6/30/2011                                                                                     141,000                 159,330
11.5%, 1/23/2012                                                                                  1,300,000               1,657,500
11.75%, 6/15/2010                                                                                   250,000                 311,250
12.375%, 6/15/2009                                                                                1,320,000               1,642,476
Republic of Uruguay, (PIK), 7.875%, 1/15/2033                                                           709                     635
Republic of Venezuela:
3.09%**, 4/20/2011                                                                                  900,000                 811,350
5.375%, 8/7/2010                                                                                    300,000                 275,250
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                               1,200,000               1,182,000
9.25%, 9/15/2027                                                                                  1,200,000               1,236,000
9.375%, 1/13/2034                                                                                   300,000                 309,600
10.75%, 9/19/2013                                                                                   500,000                 577,500
Russian Federation, 5.0% to 3/31/2007, 7.5% to 3/31/2030                                          4,890,000               5,133,522
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                              100,000                  93,280
United Mexican States:
5.375%, 6/10/2013                                                                                   300,000                 418,180
6.625%, 3/3/2015                                                                                    600,000                 650,400
7.5%, 4/8/2033                                                                                      900,000               1,006,650
8.125%, 12/30/2019                                                                                1,300,000               1,564,550
8.3%, 8/15/2031                                                                                   1,100,000               1,334,850
9.875%, 2/1/2010                                                                                    600,000                 735,600
                                                                                                                       ------------
                                                                                                                         50,325,898

Telecommunication Services 2.1%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                             110,000                  95,700
Axtel SA:
11.0%, 12/15/2013 (d)                                                                               580,000                 622,775
144A, 11.0%, 12/15/2013                                                                              80,000                  85,900
Embratel, Series B, 11.0%, 12/15/2008                                                               440,000                 499,400
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                                800,000                      80
11.5%, 12/15/2007 *                                                                               2,345,000                     235
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                                520,000                 513,500
Inmarsat Finance PLC, 7.625%, 6/30/2012                                                             525,000                 535,500
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                                            160,000                 181,600
INTELSAT, 6.5%, 11/1/2013                                                                           185,000                 154,938
Intelsat Bermuda Ltd.:
144A, 7.79%**, 1/15/2012                                                                            215,000                 221,450
144A, 8.25%, 1/15/2013                                                                              645,000                 667,575
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                        1,065,000               1,110,262
Mobifon Holdings BV, 12.5% , 7/31/2010                                                              890,000               1,061,325
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                              355,000                 368,312
Nortel Networks Corp., 6.875%, 9/1/2023                                                             345,000                 326,025
Nortel Networks Ltd., 6.125%, 2/15/2006                                                           1,815,000               1,839,956
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                              260,000                 261,950
                                                                                                                       ------------
                                                                                                                          8,546,483

Utilities 0.2%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                                 1,085,000                 797,475
                                                                                                                       ------------

Total Foreign Bonds - US$ Denominated (Cost $85,961,885)                                                                 85,819,146
                                                                                                                       ------------
Foreign Bonds - Non US$ Denominated 21.9%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                              EUR               195,000                 254,788
                                                                                                                       ------------
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                      EUR               510,000                 701,267
                                                                                                                       ------------
Materials 0.1%
Rhodia SA, 9.25%, 6/1/2011                                                        EUR               350,000                 476,130
                                                                                                                       ------------
Sovereign Bonds 21.5%
Aries Vermogensverwaltung GmbH,
Series B, 7.75%, 10/25/2009                                                       EUR             1,000,000               1,481,804
Federal Republic of Germany, 6.25%, 1/4/2024                                      EUR             3,400,000               5,814,987
Federative Republic of Brazil, 11.0%, 2/4/2010                                    EUR               720,000               1,122,340
Kingdom of Spain, 6.0%, 1/31/2008                                                 EUR            12,000,000              17,161,576
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                                                      MXN            38,100,000               2,843,202
Series MI-10, 8.0%, 12/19/2013                                                    MXN             7,157,500                 583,114
Province of Ontario, 1.875%, 1/25/2010                                            JPY           875,000,000               8,995,105
Republic of Argentina:
7.5%, 5/23/2049 *                                                                 EUR             1,400,353                 456,287
12.0%, 9/19/2016 *                                                                EUR               204,517                  75,969
Republic of Greece, 4.6%, 5/20/2013                                               EUR            17,250,000              24,182,654
Republic of Phillipines, 9.125%, 2/22/2010                                        EUR               600,000                 850,435
Republic of Romania, 8.5%, 5/8/2012                                               EUR               870,000               1,457,193
Republic of Turkey, 20.0%, 10/17/2007                                             TRY             1,970,974               1,676,545
United Kingdom Treasury Bond, 4.75%, 9/7/2015                                     GBP            10,700,000              20,365,439
                                                                                                                       ------------
                                                                                                                         87,066,650


Total Foreign Bonds - Non US$ Denominated (Cost $82,671,263)                                                             88,498,835
                                                                                                                       ------------
US Government Backed 11.8%
US Treasury Bond:
5.375%, 2/15/2031 (d)                                                                             1,080,000               1,208,124
6.25%, 8/15/2023 (d)                                                                              6,400,000               7,675,750
7.25%, 5/15/2016 (d)                                                                              4,575,000               5,779,689
7.5%, 11/15/2016                                                                                  4,500,000               5,809,397
12.0%, 8/15/2013                                                                                  2,880,000               3,681,449
12.75%, 11/15/2010 (d) (f)                                                                        6,100,000               6,559,165
US Treasury Note:
4.75%, 11/15/2008 (d)(f)                                                                         12,350,000              12,879,222
5.75%, 8/15/2010 (d)(f)                                                                           2,000,000               2,197,656
6.125%, 8/15/2007 (d)                                                                             1,850,000               1,973,576

                                                                                                                       ------------
Total US Government Backed (Cost $46,856,976)                                                                            47,764,028

Common Stocks 0.0%
Catalina Restaurant Group, Inc.*                                                                      4,239                   6,783
GEO Specialty Chemicals, Inc.*                                                                          966                  14,490
IMPSAT Fiber Networks, Inc.*                                                                         20,919                 118,192
                                                                                                                       ------------
Total Common Stocks (Cost $1,232,914)                                                                                       139,465

Warrants 0.0%
Dayton Superior Corp., 144A *                                                                            40                       0
DeCrane Aircraft Holdings, Inc., 144A *                                                               2,740                      28
Destia Communications, Inc., 144A *                                                                   1,425                       0
TravelCenters of America, Inc. *                                                                        125                     625

                                                                                                                       ------------
Total Warrants (Cost $639)                                                                                                      653

Preferred Stocks 0.3%
Paxson Communications Corp., 14.25%, (PIK)                                                               86                 705,200
TNP Enterprises, Inc., 14.5%, "D", (PIK)                                                              3,500                 406,000
                                                                                                                       ------------
Total Preferred Stocks (Cost $1,184,173)                                                                                  1,111,200

                                                                                                    Principal
                                                                                                    Amount ($)             Value ($)
                                                                                                    ----------             ---------

Convertible Bond 0.2%
Consumer Discretionary 0.2%
DIMON, Inc., 6.25%, 3/31/2007                                                                       700,000                 665,000
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                                   285,000                 282,150
144A, Series EURO, 7.5%, 9/25/2006                                                                   45,000                  44,550

                                                                                                                       ------------
Total Convertible Bond (Cost $968,110)                                                                                      991,700

Loan Participation 0.4%
Kingdom of Morocco, Series A, 2.781%**, 1/5/2009                                                    376,000                 368,480
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125%, 2.813%**, 3/4/2010                                                             1,294,338               1,281,394
                                                                                                                       ------------
Total Loan Participation (Cost $1,648,505)                                                                                1,649,874

                                                                                                      Units                Value ($)
Other Investments 0.2%
Hercules Trust II, (Bond Unit)                                                                    1,015,000                 839,912
SpinCycle, Inc., "F" (Common Stock Unit)                                                                184                     203
SpinCycle, Inc., (Common Stock Unit)                                                                 26,151                  28,766
                                                                                                                       ------------
Total Other Investments (Cost $848,381)                                                                                     868,881

                                                                                                     Shares                Value ($)
                                                                                                     ------                ---------
Securities Lending Collateral 17.9%
Daily Assets Fund Institutional, 2.32% (c) (e)
(Cost $72,351,104)                                                                               72,351,104              72,351,104
                                                                                                                       ------------
Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 2.27% (a)
(Cost $6,691,165)                                                                                 6,691,165               6,691,165
                                                                                                                       ------------

                                                                                                       % of
                                                                                                   Net Assets             Value ($)
                                                                                                   ----------             ---------

Total Investment Portfolio  (Cost $456,544,783)                                                       114.7             464,086,783
Other Assets and Liabilities, Net                                                                     -14.7             -59,524,951
                                                                                                                       ------------
Net Assets                                                                                            100.0             404,561,832
                                                                                                                       ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                                        Maturity       Principal                Acquisition
Security                              Coupon              Date           Amount                  Cost ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                             8.625 %     8/1/2008           260,000     USD          234,756             262,600
-----------------------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:
-----------------------------------------------------------------------------------------------------------------------------------
                                           10.875 %    6/15/2008           800,000     USD          792,748                  80
-----------------------------------------------------------------------------------------------------------------------------------
                                             11.5 %    12/15/2007        2,345,000     USD        2,344,473                 235
-----------------------------------------------------------------------------------------------------------------------------------
GEO Specialty Chemicals, Inc.              10.125 %       8/1/2008            335,000  USD          118,475             201,000
-----------------------------------------------------------------------------------------------------------------------------------
GS Technologies Operating Co., Inc.          12.0 %     9/1/2024           269,411     USD          269,411                 674
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.              11.0 %    3/15/2008           720,000     USD          702,055                   0
-----------------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                               9.75 %    6/15/2009           270,000     USD          110,700             151,200
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                      12.0 %    10/15/2010          895,000     USD          594,238             554,900
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
-----------------------------------------------------------------------------------------------------------------------------------
                                              7.5 %      5/23/2049          1,400,353  EUR             418,439             456,287
-----------------------------------------------------------------------------------------------------------------------------------
                                            8.375 %     12/20/2049             10,000  USD               3,185               2,950
-----------------------------------------------------------------------------------------------------------------------------------
                                             9.75 %      9/19/2027          3,449,000  USD             964,222           1,060,567
-----------------------------------------------------------------------------------------------------------------------------------
                                           11.375 %      1/30/2017            175,000  USD              57,728              55,563
-----------------------------------------------------------------------------------------------------------------------------------
                                           11.375 %      3/15/2010          2,945,000  USD             890,938             890,862
-----------------------------------------------------------------------------------------------------------------------------------
                                           11.375 %      1/30/2017             85,000  USD              26,456              27,243
-----------------------------------------------------------------------------------------------------------------------------------
                                            11.75 %       4/7/2009            400,000  USD             124,000             121,000
-----------------------------------------------------------------------------------------------------------------------------------
                                            11.75 %       4/7/2009            735,000  USD             231,225             222,337
-----------------------------------------------------------------------------------------------------------------------------------
                                            11.75 %      6/15/2015            695,000  USD             215,088             217,883
-----------------------------------------------------------------------------------------------------------------------------------
                                             12.0 %      9/19/2016            204,517  EUR              59,162              75,969
-----------------------------------------------------------------------------------------------------------------------------------
                                            12.25 %      6/19/2018            424,500  USD             113,555             132,656
-----------------------------------------------------------------------------------------------------------------------------------
                                           12.375 %      2/21/2012          1,900,000  USD             592,325             593,750
-----------------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding                   12.625 %      3/15/2010            385,000  USD             395,168             427,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    $9,258,347          $5,455,106
-----------------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount shown in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $70,995,915, which is 14.6% of total net assets.

(e) Represents collateral held in connection with securities lending.

(f) At January 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT:  Real Estate Investment Trust

At January 31, 2005, open futures contracts purchased were as follows:

                                                                                                                        Unrealized
                                      Expiration                       Aggregate                                      Appreciation
Futures                                Date           Contracts           Face Value ($)             Value ($)             ($)
------------------------------------------------------------------------------------------------------------------------------------
10 Year Germany Bond                 3/8/2005             255          39,341,408                   39,859,225           517,817
------------------------------------------------------------------------------------------------------------------------------------
10 Year Japan Govt Bond             3/10/2005              26          34,574,919                   35,027,987           453,068
------------------------------------------------------------------------------------------------------------------------------------
10 Year Canada Govt Bond            3/21/2005              36          3,239,189                     3,276,155           36,966
------------------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note            3/21/2005             121          13,384,132                   13,584,141           200,009
------------------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                           1,207,860
------------------------------------------------------------------------------------------------------------------------------------

At January 31, 2005, open futures contracts sold were as follows:
                                                                                                                      Unrealized
                                    Expiration                       Aggregate                                      Appreciation/
Futures                              Date           Contracts           Face Value ($)             Value ($)       Depreciation($)
------------------------------------------------------------------------------------------------------------------------------------
UK Treasury Bond                  3/29/2005             127          26,549,890                   26,543,389            6,501
------------------------------------------------------------------------------------------------------------------------------------
2 Year US Treasury Note           3/31/2005             185          38,736,703                   38,676,562           60,141
------------------------------------------------------------------------------------------------------------------------------------
5 Year US Treasury Note           3/21/2005             536          58,493,660                   58,558,000          (64,340)
------------------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                                       2,302
------------------------------------------------------------------------------------------------------------------------------------

At January 31, 2005, open credit default contracts were as follows:

                                                                                                       Net unrealized
                                                              Notional                                  Appreciation/
                                                             Amount ($)           Value ($)                  ($)
------------------------------------------------------------------------------------------------------------------------------------

Agreement with JPMorgan Chase effective 1/29/05,
expiring 12/20/2009 where the fund pays 3.75% of
the notional amount. If a security in a basket of
100 high yield names defaults, the fund receives
par value on the amount in the basket and pays
recovery value.                                              2,000,000              1,949,800               92,700
------------------------------------------------------------------------------------------------------------------------------------

Agreement with JPMorgan Chase effective 1/29/05,
expiring 12/20/2009 where the fund receives 2.60%
of the notional amount. If a country in a basket of
17 emerging market countries defaults, the fund
pays out par value on the amount in the basket and
receives recovery value of the country's bonds.              2,000,000              2,039,000                    -

------------------------------------------------------------------------------------------------------------------------------------


As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                               Unrealized
                                                                                                              Appreciation
              Contracts to Deliver                        In Exchange For                  Date                  (US $)
--------------------------------------------------------------------------------------------------------------------------
USD                                 325,000 BRL                  909,675              4/28/2005                       168
-------------------------------------------------------------------------------------------------------------------------
USD                                 111,227 EUR                   90,282               3/9/2005                     6,501
-------------------------------------------------------------------------------------------------------------------------
USD                                  92,646 EUR                   75,066               3/9/2005                     5,240
-------------------------------------------------------------------------------------------------------------------------
USD                                  85,747 EUR                   66,440               3/9/2005                       891
-------------------------------------------------------------------------------------------------------------------------
USD                                  70,431 EUR                   54,622               3/9/2005                       797
-------------------------------------------------------------------------------------------------------------------------
EUR                              17,122,003 USD               22,360,994              4/28/2005                    13,813
-------------------------------------------------------------------------------------------------------------------------
EUR                                  62,325 USD                   82,989              5/27/2005                     1,584
-------------------------------------------------------------------------------------------------------------------------
EUR                                  76,702 USD                  101,946               3/9/2005                     1,827
-------------------------------------------------------------------------------------------------------------------------
EUR                                 277,714 USD                  364,289              5/27/2005                     1,556
-------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                     32,377
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Unrealized
                                                                                                              Depreciation
              Contracts to Deliver                        In Exchange For                  Date                  (US $)
---------------------------------------------------------------------------------------------------------------------------
USD                                 661,447 ARS                 1,943,000              4/28/2005                    (2,524)
---------------------------------------------------------------------------------------------------------------------------
BRL                                 909,675 USD                   323,728              4/28/2005                    (1,441)
---------------------------------------------------------------------------------------------------------------------------
USD                                 905,657 EUR                   687,244               3/9/2005                    (9,488)
---------------------------------------------------------------------------------------------------------------------------
USD                               1,708,165 EUR                 1,284,441               3/9/2005                   (33,249)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  58,234 USD                    71,395               3/9/2005                    (4,542)
---------------------------------------------------------------------------------------------------------------------------
EUR                               2,195,491 USD                 2,694,394               3/9/2005                  (168,534)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 223,603 USD                   271,454               3/9/2005                   (20,125)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 263,447 USD                   324,435               3/9/2005                   (19,101)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 241,485 USD                   196,329               3/9/2005                  (118,568)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  53,314 USD                    65,683               3/9/2005                    (3,839)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 206,667 USD                   256,167               3/9/2005                   (13,327)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  53,626 USD                    67,730               3/9/2005                    (2,199)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  53,626 USD                    68,448               3/9/2005                    (1,480)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 133,273 USD                   169,407               3/9/2005                    (4,382)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 136,281 USD                   173,604               3/9/2005                    (4,107)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  49,784 USD                    63,486               3/9/2005                    (1,433)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  44,640 USD                    57,421               3/9/2005                      (790)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  92,651 USD                   120,217               3/9/2005                      (601)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 751,240 USD                   970,486               3/9/2005                    (9,134)
---------------------------------------------------------------------------------------------------------------------------
EUR                                  65,701 USD                    85,087               3/9/2005                      (587)
---------------------------------------------------------------------------------------------------------------------------
EUR                                 133,616 USD                   174,183               3/9/2005                       (52)
---------------------------------------------------------------------------------------------------------------------------
USD                                 131,160 EUR                    98,854               3/9/2005                    (2,254)
---------------------------------------------------------------------------------------------------------------------------
USD                                 116,074 EUR                    88,452               3/9/2005                      (732)
---------------------------------------------------------------------------------------------------------------------------
EUR                               4,648,000 USD                 6,050,348              4/28/2005                   (16,097)
---------------------------------------------------------------------------------------------------------------------------
USD                                 363,025 EUR                   277,714              5/27/2005                      (292)
---------------------------------------------------------------------------------------------------------------------------
GBP                               6,045,829 USD                11,275,470              4/28/2005                   (54,007)
---------------------------------------------------------------------------------------------------------------------------
USD                                 666,940 IDR             6,135,850,000              4/28/2005                    (1,656)
---------------------------------------------------------------------------------------------------------------------------
MXN                               5,758,801 USD                   491,617               3/9/2005                   (19,437)
---------------------------------------------------------------------------------------------------------------------------
MXN                                 379,575 USD                    32,186               3/9/2005                    (1,498)
---------------------------------------------------------------------------------------------------------------------------
MXN                                 439,605 USD                    38,737               3/9/2005                      (275)
---------------------------------------------------------------------------------------------------------------------------
MXN                              30,522,000 USD                 2,666,608              4/28/2005                   (18,671)
---------------------------------------------------------------------------------------------------------------------------
MXN                                 246,334 USD                    21,465              5/27/2005                      (105)
---------------------------------------------------------------------------------------------------------------------------
TRY                               1,108,692 USD                   780,000              4/28/2005                   (20,282)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                     (554,809)
---------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS            Argentine Peso               IDR            Indonesian Rupiah
--------------------------------------------------------------------------------
BRL            Brazil Real                  MXN            Mexican Peso
--------------------------------------------------------------------------------
EUR            Euro                         TRY            Turkish Lira
--------------------------------------------------------------------------------
GBP            British Pound                USD            United States Dollar
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005